UNITED STATES
SECURITY AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: September 30,2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):         [ ] is a restatement
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
                             Name:           MRM-Horizon Advisors, LLC
                                             d/b/a Mad River Investors
                             Address         84 State Street
                                             Suite 800
                                             Boston, MA  02109
                             13F File Number 028-12322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager

Name:    Stephen C Carluccio
Title:   Chief Compliance Officer
Phone:   617-728-0444
Signature,			Place,			and Date of Signing
Stephen C Carluccio		Boston, MA		November 8, 2012
Report Type (Check only one):
				[X]  13F HOLDINGS Report
				[ ]  13F NOTICE
				[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for the Manager

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FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:	0
Form 13F Information Tabel Entry Total	40
Form 13F Information Tabel value Total	98,798,000

List of Other Included Managers:

NONE

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FORM 13F INFORMATIONAL TABLE


                                    TITLE OF               VALUE    SHARE/   SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY
  NAME OF ISSUER                     CLASS      CUSIP     X 1000   PRN AMT   PRN  CALL   DSCRERT  MNGRS  SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------

ARCHER DANIELS MIDLAND CO           COM       039483102    1,114     41,000                                              41,000
AUTONATION INC                      COM       05329W102    5,019    114,925                                             114,925
AUTOZONE INC                        COM       053332102    2,046      5,535                                               5,535
BERKSHIRE HATHAWAY INC DEL          COM       084670702    4,628     52,475                                              52,475
BLACKROCK FLOAT RATE OME STR        COM       09255X100      206     13,700                                              13,700
BROOKFIELD ASSET MGMT INC           COM       112585104    2,896     83,929                                              83,929
BROOKFIELD RESIDENTIAL PPTYS        COM       11283W104    1,794    128,400                                             128,400
CBOE HLDGS INC                      COM       12503M108    3,654    124,275                                             124,275
CME GROUP INC                       COM       12572Q105    1,010     17,625                                              17,625
CONTINENTAL RESOURCES INC           COM       212015101    2,540     33,025                                              33,025
DISH NETWORK CORP                   COM       25470M109    1,325     43,300                                              43,300
DREAMWORKS ANIMATION SKG INC        COM       26153C103    3,211    166,975                                             166,975
EATON VANCE LTD DUR INCOME F        COM       27828H105      233     13,725                                              13,725
GENERAL GROWTH PPTYS INC NEW        COM       370023103    5,211    267,515                                             267,515
GREENLIGHT CAPITAL RE LTD           COM       G4095J109    3,949    159,550                                             159,550
HOWARD HUGHES CORP                  COM       44267D107    6,652     93,623                                              93,623
ICAHN ENTERPRISES LP                LP        451100101    4,176    102,426                                             102,426
JARDEN CORP                         COM       471109108    1,564     29,600                                              29,600
LAS VEGAS SANDS CORP                COM       517834107    1,622     34,980                                              34,980
LENNAR CORP                         COM       526057104    3,607    103,725                                             103,725
LEUCADIA NATL CORP                  COM       527288104    2,655    116,703                                             116,703
LIBERTY INTERACTIVE CORP            COM       53071M104    2,930    158,400                                             158,400
LIBERTY INTERACTIVE/LIBERTY VENTURE COM       53071M880    1,674     33,720                                              33,720
LIBERTY MEDIA CORPORATION           COM       530322106    8,911     85,603                                              85,603
LIVE NATION ENTERTAINMENT IN        ADR       538034109    2,171    252,100                                             252,100
LMP CORPORATE LN FD INC             COM       50208B100      241     18,000                                              18,000
MCEWEN MNG INC                      COM       58039P107      869    189,300                                             189,300
MSC INDL DIRECT INC                 COM       553530106      965     14,310                                              14,310
NOVO-NORDISK A S                    COM       670100205    1,771     11,225                                              11,225
NUVEEN FLTNG RTE INCM OPP FD        COM       6706EN100      210     16,725                                              16,725
NUVEEN MUN MKT OPPORTUNITY F        COM       67062W103      183     12,200                                              12,200
NUVEEN PERFORMANCE PLUS MUN         COM       67062P108      189     11,200                                              11,200
PIMCO INCOME OPPORTUNITY FD         COM       72202B100      574     19,000                                              19,000
ROUSE PPTYS INC                     COM       779287101    5,151    358,956                                             358,956
SEARS HLDGS CORP                    COM       812350106    4,246     76,520                                              76,520
SEARS HLDGS CORP (RIGHTS)           COM       812350114      208     76,520                                              76,520
WENDYS CO                           COM       95058W100      909    200,925                                             200,925
WINTHROP RLTY TR                    COM       976391300    2,036    188,900                                             188,900
WISDOMTREE INVTS INC                COM       97717P104    1,411    210,650                                             210,650
WYNN RESORTS LTD                    COM       983134107    1,037      8,980                                              8,980

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